Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash (used in) provided by: Operating activities:
Net income from continuing operations for the year	$ 3,925,639	$ 11,496,693	$ 3,624,323
Net income from discontinued operations for the year (Note 5)	0	31,924,191	23,358,318
Net income	3,925,639	43,420,884	26,982,641
Adjustments for:
Gain on sale of Apicore (Note 5)		(55,254,236)
Current income tax expense (recovery) (Note 13)	677,900	(9,392,836)	504,586
Deferred income tax expense (recovery) (Note 13)	218,976	(1,513,868)	301,512
Impairment loss (Note 9)		635,721
Revaluation of holdback receivable (Note 10)	1,472,999	(82,489)
Revaluation of long-term derivative			(20,560,440)
Gain on step acquisition			(4,895,573)
Amortization of property, plant and equipment (Note 8)	103,207	1,173,019	189,008
Amortization of intangible assets (Note 9)	195,977	6,633,957	2,192,024
Share-based compensation (Note 12(c))	1,022,175	623,115	1,400,241
Write-down (write-up) of inventories (Note 7)	94,517	385,289	(108,817)
Finance (income) expense, net	(1,060,932)	837,461	3,416,678
Unrealized foreign exchange (gain) loss	(5,322,916)	270,663	215,386
Change in the following:
Accounts receivable	(1,340,746)	(3,713,375)	(4,174,691)
Inventories	(1,258,778)	145,339	2,520,499
Prepaid expenses	(1,792,779)	76,724	1,706,109
Other assets		33,130	(1,229)
Accounts payable and accrued liabilities	7,131,998	48,398,200	143,257
Deferred revenue		(621,455)	(382,727)
Other long-term liabilities		77,467	(102,828)
Interest received (paid), net (Note 14)	255,119	(7,485,956)	(1,223,664)
Income taxes paid	(2,041,317)	(894,327)
Royalties paid (Note 11)	(1,538,766)	(1,829,295)	(1,712,390)
Cash flows from operating activities	742,273	21,923,132	6,409,582
Investing activities:
Proceeds from Apicore Sale Transaction (Note 5)	65,234,555	89,719,599
Purchase of short-term investments	(44,100,000)
Acquisition of Class C common shares of Apicore		(31,606,865)
Acquisition of Class E common shares of Apicore		(2,640,725)
Acquisition of Apicore, net of cash acquired			(41,711,546)
Acquisition of property, plant and equipment (Note 8)	(197,494)	(1,194,703)	(464,208)
Acquisition of intangible assets (Note 9)	(1,280,540)	(127,144)
Cash flows from (used in) investing activities	19,656,521	54,150,162	(42,175,754)
Financing activities:
Repurchase of common shares under normal course issuer bid	(3,021,340)
Proceeds from exercise of stock options (Note 12 (c))	363,458	519,999	1,844,130
Proceeds from exercise of Apicore stock options (Note 12 (c))		421,942
Proceeds from exercise of warrants (Note 12 (d))		92,332	39,172
Issuance of long-term debt			56,781,184
Repayment of long-term debt		(75,180,908)	(1,666,666)
Repayment of note payable to Apicore (Note 5)		(18,507,400)
Increase in short-term borrowings		161,923	332,555
Decrease (increase) in cash held in escrow		12,809,072	(12,809,072)
Finance lease payments		(101,946)	(10,463)
Payment of due to vendor (Note 4)		(3,185,945)
Cash flows (used in) from financing activities	(2,657,882)	(82,970,931)	44,510,840
Foreign exchange (loss) gain on cash held in foreign currency	1,137,889	(108,060)	(47,083)
Increase (decrease) in cash	18,878,801	(7,005,697)	8,697,585
Cash and cash equivalents, beginning of period	5,260,480	12,266,177	3,568,592
Cash and cash equivalents, end of period	$ 24,139,281	$ 5,260,480	$ 12,266,177